1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit			$ 127,600
Working capital			8,300
Net Loss	$ (107)	$ 130	(3,970)	$ (6,902)
Stockholders deficit			$ (9,266)	$ (5,562)	$ (4,465)